Schedule of revenue by country (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net revenue	R$ 105,625,201	R$ 58,543,494	R$ 52,323,525
Brazil member
IfrsStatementLineItems [Line Items]
Net revenue	55,830,330	32,369,199
B r member
IfrsStatementLineItems [Line Items]
Net revenue			28,523,327
United states member
IfrsStatementLineItems [Line Items]
Net revenue	24,232,413	10,848,609	9,416,558
Mexico member
IfrsStatementLineItems [Line Items]
Net revenue	5,505,893	2,765,815	2,335,198
A r member
IfrsStatementLineItems [Line Items]
Net revenue	2,068,023	1,267,967	1,104,044
D E [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,912,373	1,106,877	1,157,431
I t member
IfrsStatementLineItems [Line Items]
Net revenue	1,304,113	811,787	690,422
C h member
IfrsStatementLineItems [Line Items]
Net revenue	1,230,540	633,512	759,189
C l member
IfrsStatementLineItems [Line Items]
Net revenue	1,230,493	544,329	610,454
S g member
IfrsStatementLineItems [Line Items]
Net revenue	1,175,133	1,183,838	1,162,432
J p member
IfrsStatementLineItems [Line Items]
Net revenue	1,162,226	618,940	240,579
L u member
IfrsStatementLineItems [Line Items]
Net revenue	987,656	592,777	526,768
K r member
IfrsStatementLineItems [Line Items]
Net revenue	669,055	360,704	279,900
P e member
IfrsStatementLineItems [Line Items]
Net revenue	666,867	471,847	551,967
P l member
IfrsStatementLineItems [Line Items]
Net revenue	649,825	285,714	200,563
N l member
IfrsStatementLineItems [Line Items]
Net revenue	642,844	432,897	516,409
G b member
IfrsStatementLineItems [Line Items]
Net revenue	585,766	204,953	359,937
C a member
IfrsStatementLineItems [Line Items]
Net revenue	558,730	297,756	201,635
E s member
IfrsStatementLineItems [Line Items]
Net revenue	517,532	282,362	344,433
U y member
IfrsStatementLineItems [Line Items]
Net revenue	495,120	405,946	359,049
S e member
IfrsStatementLineItems [Line Items]
Net revenue	481,289	310,984	296,601
C n member
IfrsStatementLineItems [Line Items]
Net revenue	354,071	496,920	542,209
F r member
IfrsStatementLineItems [Line Items]
Net revenue	326,570	247,062	225,986
P y member
IfrsStatementLineItems [Line Items]
Net revenue	318,842	254,255	194,859
B o member
IfrsStatementLineItems [Line Items]
Net revenue	296,138	190,447	231,848
C o member
IfrsStatementLineItems [Line Items]
Net revenue	274,335	174,381	200,370
T w member
IfrsStatementLineItems [Line Items]
Net revenue	136,173	176,400	191,593
Other member
IfrsStatementLineItems [Line Items]
Net revenue	R$ 2,012,852	R$ 1,207,216	R$ 1,099,764